Note 10 - Short-term Borrowings	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Short-Term Debt [Text Block]
10.	SHORT-TERM BORROWINGS

For the year ended December 31, outstanding balances and related information of short-term borrowings, which includes securities sold under agreements to repurchase and short-term borrowings from other banks, are summarized as follows:

(Dollar amounts in thousands)	2022	2021

Balance at year-end	$65,000	$-
Average balance outstanding	8,576	85
Maximum month-end balance	80,000	-
Weighted-average rate at year-end	4.38%	N/A
Weighted-average rate during the year	3.58%	0.40%

Average balances outstanding during the year represent daily average balances, and average interest rates represent interest expense divided by the related average balance.

The Company maintains a $6.0 million line of credit and a $10.0 million line of credit. Both lines of credit have adjustable rates based on the time of borrowing. On December 31, 2022, and 2021, there were no outstanding borrowings under these lines of credit. The additional borrowing capacity on FHLB advances was $380.8 million and $417.4 million on December 31, 2022, and 2021, respectively.